Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Jun. 07, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities
Net Loss after Tax	$ (110,585)			$ (34,176)	$ (25,114)
Depreciation	800			5,700	6,531
Amortization	4,110			9	11
Accretion	10			102	107
Non-cash interest expense				31	1,388
Non-cash lease expense	14			59
Conversion of equity awards	86,585
Allowance for doubtful accounts				352
Deferred taxes	(672)
Change in fair value of earnout shares liability	(119)
Change in fair value of warrant liability	(890)
Vesting of Profits Interests				2,864	5,695
Amortization of share based payments	752			8,593	5,198
Changes in operating assets and liabilities:
Trade receivables					(282)
Interest receivable	(2,125)
Prepaid expenses	(2,922)			(453)	331
Other current assets	108			1,765	(15)
Accounts payable	(1,504)			1,768	(1,297)
Accrued liabilities	(10,959)			(384)	(563)
Lease liabilities	(7)			(55)
Due to related parties – short term	1,914			5,414	(2,267)
Due to related parties – long term				(2,211)	690
Net Cash (Used in) Operating Activities	(35,490)			(10,622)	(9,587)
Cash Flows from Investing Activities
Cash acquired as part of transaction	7,946
Acquisition of property, plant and equipment	(492)			(2,431)
Net Cash Provided by Investing Activities	7,454			(2,431)
Cash Flows from Financing Activities
Repurchase of redeemed Class A Ordinary Shares	(218,983)
Proceeds from PIPE investment, net of issuance costs	540,451
Issuance of equity under JDA as a result of Business Combination	9,917
Payment of transaction expenses	(11,722)
Member loan proceeds					2,000
Member loan repayments					(10,000)
Share issuances				15,835	30,000
(Less equity issuance costs)					(534)
Net Cash Provided by Financing Activities	319,663			15,835	21,466
Net Increase in Cash	291,627			2,782	11,879
Effect of foreign currency exchange rate changes on cash	(1)
Cash, beginning of period	357,019	$ 5,164	$ 445	5,164	445		$ 445
Cash, end of period	648,645			357,019		$ 445	5,164
Supplemental disclosure of noncash financing activities:
Cash paid for interest					81
RICE ACQUISITION CORP. II
Cash Flows from Operating Activities
Net Loss after Tax		(2,412,015)	17,572,379			(10,189,181)	4,227,727
General and administrative expenses paid by Sponsor in exchange for issuance of Class A and Class B ordinary shares						26,000
General and administrative expenses paid by related party under promissory note						9,360
Change in fair value of derivative warrant liabilities		4,445,810	(17,895,087)			6,742,750	(5,245,310)
Interest earned on securities held in Trust Account		(3,710,256)	(30,475)			(18,341)	(4,898,432)
Loss upon issuance of private placement warrants						2,175,000
Offering costs associated with warrants						592,641
Changes in operating assets and liabilities:
Due from related party						(7,960)
Prepaid expenses		67,689	60,428			(746,720)	474,174
Accounts payable		(5,909)	(53,228)			58,405	(26,625)
Accrued liabilities		831,521	141,775			25,918	4,610,934
Net Cash (Used in) Operating Activities		(783,160)	(204,208)			(1,332,128)	(857,532)
Cash Flows from Investing Activities
Cash deposited in Trust Account						(345,026,000)
Net Cash Provided by Investing Activities						(345,026,000)
Cash Flows from Financing Activities
Proceeds received from initial public offering, gross						345,000,000
Proceeds received from private placement						10,900,000
Repayment of note payable to related parties						(166,587)
Offering costs paid			(85,000)			(6,804,876)	(85,000)
Net Cash Provided by Financing Activities			(85,000)			348,928,537	(85,000)
Net Increase in Cash		(783,160)	(289,208)			2,570,409	(942,532)
Cash, beginning of period		1,627,877	2,570,409	1,627,877	2,570,409		2,570,409
Cash, end of period		$ 844,717	$ 2,281,201			2,570,409	1,627,877
Supplemental disclosure of noncash financing activities:
Offering costs included in accrued expenses						350,000
Offering costs paid by related party under promissory note						157,227
Deferred underwriting commissions						$ 11,721,500
Previously Reported
Cash Flows from Financing Activities
Cash, beginning of period	7,946
Cash, end of period	$ 648,645			$ 7,946	$ 12,324